SEGMENTED DISCLOSURE INFORMATION - Investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Geographic segmentation:
Investment properties	$ 8,808,139	$ 8,839,571
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 2,018,661	$ 1,918,822
Percentage of investment property	23.00%	22.00%
United States
Geographic segmentation:
Investment properties	$ 4,593,136	$ 4,757,867
Percentage of investment property	52.00%	54.00%
Austria
Geographic segmentation:
Investment properties	$ 819,002	$ 759,977
Percentage of investment property	9.00%	8.00%
Germany
Geographic segmentation:
Investment properties	$ 612,350	$ 588,804
Percentage of investment property	7.00%	7.00%
Netherlands
Geographic segmentation:
Investment properties	$ 764,990	$ 814,101
Percentage of investment property	9.00%	9.00%